Acquisitions and intangible assets	12 Months Ended
Nov. 30, 2013
Acquisitions and intangible assets
Acquisitions and intangible assets

5.                                      Acquisitions and intangible assets

Intangible asset purchases in the year ended November 30, 2013

During the year ended November 30, 2013, the Company acquired software for a cash purchase price of $1,300. This amount has been allocated to intangible assets as software to be amortized over five years.

Acquisition of business and intangible asset purchases in the year ended November 30, 2011

During the year ended November 30, 2011, the Company completed an acquisition for a cash purchase price totaling $6,130. The Company has estimated the fair values of the acquired assets and liabilities and the allocation of the purchase price to intangible assets.

Pro forma operating results have not been presented for the acquisition because the acquisition was not material to the Company. Goodwill of $2,805 has been recognized on this transaction. $425 has been allocated to tangible assets and $2,900 to intangible assets as developed technology to be amortized over five years. The intangible assets are expected to be deductible for tax purposes.

During the year ended November 30, 2011, the Company acquired software for a cash purchase price of $1,200. This amount has been allocated to intangible assets as software to be amortized over five years. The Company also extended and expanded its patent cross license agreement with IBM for consideration of $7,000. This amount has been allocated to intangible assets as patents to be amortized over six years. The Company made additional payments of $1,304 for acquisitions completed in previous years. This amount has been added to goodwill. Of this amount, $1,200 related to an acquisition completed in 2004. The intangible assets are expected to be deductible for tax purposes.

Goodwill

The changes in the carrying amount of goodwill for the years ended November 30, 2013, 2012 and 2011 are as follows:

	Enterprise Data Storage Solutions	HDD Capital Equipment	Total
Balance at November 30, 2010	$794	$2197	$2991
Acquisition of business	$—	$2,805	$2,805
Additional contingent consideration	$—	$1,304	$1,304
Balance at November 30, 2011	$794	$6,306	$7,100
Balance at November 30, 2012	$794	$6,306	$7,100
Additional contingent consideration	$56	$—	$56
Balance at November 30, 2013	$850	$6,306	$7,156

Identified intangible assets

Identified intangible assets balances are summarized as follows:

	November 30, 2013
	Gross Assets	Accumulated Amortization	Net Assets
Existing technology	$700	$324	$376
Patents and core technology	10,000	6,103	3,897
In Process Research and Development	2,100	840	1,260
Software	2,500	915	1,585
Total	$15,300	$8,182	$7,118

	November 30, 2012
	Gross Assets	Accumulated Amortization	Net Assets
Existing technology	$700	$184	$516
Patents and core technology	10,000	5,041	4,959
In Process Research and Development	2,100	420	1,680
Software	1,200	480	720
Total	$14,000	$6,125	$7,875

Fully amortized intangible assets with a recorded cost of $9,900 were removed from the intangible assets register during the year ended November 30, 2012.

The Company expects to record amortization of these intangible assets in its statements of operations as follows:

Amortization
2014	$2,227
2015	2,184
2016	1,847
2017	$357

Impairment of goodwill and intangible assets

The Company carried out its annual goodwill test at November 30, 2013. The Company determined, based on carrying out the first step of the two step impairment test set out in accounting guidance, that the fair value of its HDD Capital Equipment and Enterprise Data Storage Solutions reporting units were greater than their carrying values and therefore no impairment of goodwill was recorded.  The first step of the impairment test required comparison of the carrying value of reporting units, including goodwill, with the fair market value of the reporting unit. This test is carried out at the reporting unit level which the Company determined to be consistent with its two business segments above. The fair values of the reporting unit were determined through the discounted cash flow approach. The discounted cash flows were based on assumptions consistent with the strategic plan used to manage the underlying business. The Company made adjustments to the cash flows and discount rate to reflect the fair value of the reporting units implied by the Company’s share price after allowing for a control premium. The valuation, incorporating these adjustments, was based on a seven year cash flow model with a long term growth rate of 1%, a discount rate of 16% and a terminal value based on comparable company multiples. The calculated fair value of the reporting unit showed significant headroom over the carrying value.

As part of its cost reduction exercise in 2011, carried out in response to the reduction in demand for HDD Capital Equipment products, the Company decided to cease expenditure on development of certain products, including the developed technology purchased as part of an acquisition in December 2010. This was due to the Company’s assessment that there was a reduced likelihood of achieving significant revenues from the related product. The Company therefore determined that the carrying value of this developed technology was less than its fair value and recorded an impairment of $2,200 at November 30, 2011.